Document And Entity Information	6 Months Ended
Jun. 30, 2018
Document Information [Line Items]
Entity Registrant Name	Precision Therapeutics Inc.
Entity Central Index Key	0001446159
Trading Symbol	aipt
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-4
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Amendment Flag	false